Share-Based Payment Plans - Stock Options (Details) - 5.00 - 10.00 shares in Millions	12 Months Ended
Dec. 31, 2020 shares CAD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	4.0
Weighted average remaining contractual life (in years)	4 years 2 months 12 days
Weighted average exercise price (in dollars per share)	$ 6.85
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	5.00
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 10.00